April 8, 2014

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC   20549

Re:                             Brookfield High Income Fund Inc. (the “Fund”) (333-[         ])

Ladies and Gentlemen:

Transmitted herewith for filing is a Registration Statement on Form N-14 for the above referenced Fund.  This Registration Statement is being filed in connection with the proposed reorganization of each of Helios Advantage Income Fund, Inc., Helios High Income Fund, Inc., Helios Multi-Sector High Income Fund, Inc. and Helios Strategic Income Fund, Inc. into Brookfield High Income Fund Inc.

Please call the undersigned at (212) 318-6275 with any questions or comments you may have regarding the filing.  Thank you.

Very truly yours,

/s/ Rachael L. Schwartz

Rachael L. Schwartz

for PAUL HASTINGS LLP